Employee Pension and Profit Sharing Plans - Multiemployer (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Multiemployer Plans [Line Items]
Multi employer Plan, Period Contributions	$ 24,263		$ 22,301		$ 21,869
National Retirement Fund
Multiemployer Plans [Line Items]
EIN	136130178
Pension Plan No.	001
Pension Protection Act Zone Status	Red		Red
FIP/RP Status Pending/ Implemented	Implemented
Surcharge Imposed	No
Multi employer Plan, Period Contributions	6,011		4,868		5,367
Service Employees Pension Fund of Upstate New York
Multiemployer Plans [Line Items]
EIN	160908576	[1]
Pension Plan No.	001	[1]
Pension Protection Act Zone Status	Red	[1]	Red	[1]
FIP/RP Status Pending/ Implemented	Implemented	[1]
Surcharge Imposed	No	[1]
Multi employer Plan, Period Contributions	360	[1]	247	[1]	385	[1]
Percentage of Participants Covered by CBA	60.00%
Local 1102 Retirement Trust
Multiemployer Plans [Line Items]
EIN	131847329	[2]
Pension Plan No.	001	[2]
Pension Protection Act Zone Status	Red	[2]	Red	[2]
FIP/RP Status Pending/ Implemented	Implemented	[2]
Surcharge Imposed	No	[2]
Multi employer Plan, Period Contributions	275	[2]	201	[2]	232	[2]
Percentage of Participants Covered by CBA	90.00%
Central States SE and SW Areas Pension Plan
Multiemployer Plans [Line Items]
EIN	366044243
Pension Plan No.	001
Pension Protection Act Zone Status	Red		Red
FIP/RP Status Pending/ Implemented	Implemented
Surcharge Imposed	No
Multi employer Plan, Period Contributions	3,415		3,164		2,869
Pension Plan for Hospital & Health Care Employees Philadelphia & Vicinity
Multiemployer Plans [Line Items]
EIN	232627428
Pension Plan No.	001
Pension Protection Act Zone Status	Red		Red
FIP/RP Status Pending/ Implemented	Implemented
Surcharge Imposed	No
Multi employer Plan, Period Contributions	161		154		122
Richmond Teamsters and Industry Pension Fund
Multiemployer Plans [Line Items]
EIN	546056180	[3]
Pension Plan No.	001	[3]
Pension Protection Act Zone Status	NA	[3]	Green	[3]
FIP/RP Status Pending/ Implemented	NA	[3]
Surcharge Imposed	No	[3]
Multi employer Plan, Period Contributions	154	[3]	121	[3]	109	[3]
Percentage of Participants Covered by CBA	75.00%
Retail, Wholesale and Department Store International Union and Industry Pension Fund
Multiemployer Plans [Line Items]
EIN	630708442
Pension Plan No.	001
Pension Protection Act Zone Status	Green		Green
FIP/RP Status Pending/ Implemented	NA
Surcharge Imposed	No
Multi employer Plan, Period Contributions	306		292		292
Local 731 IBT Textile Maintenance and Laundry Craft Pension Fund
Multiemployer Plans [Line Items]
EIN	516051697
Pension Plan No.	001
Pension Protection Act Zone Status	Red		Red
FIP/RP Status Pending/ Implemented	Implemented
Surcharge Imposed	No
Multi employer Plan, Period Contributions	453		384		350
SEIU National Industry Pension Fund
Multiemployer Plans [Line Items]
EIN	526148540
Pension Plan No.	001
Pension Protection Act Zone Status	Red		Red
FIP/RP Status Pending/ Implemented	Implemented
Surcharge Imposed	No
Multi employer Plan, Period Contributions	173		280		229
Automotive Industries Pension Plan
Multiemployer Plans [Line Items]
EIN	941133245
Pension Plan No.	001
Pension Protection Act Zone Status	Red		Red
FIP/RP Status Pending/ Implemented	Implemented
Surcharge Imposed	No
Multi employer Plan, Period Contributions	28		27		27
Laundry Dry Cleaning Workers & Allied Industries Retirement Fund Workers United
Multiemployer Plans [Line Items]
EIN	135521921	[4]
Pension Plan No.	001	[4]
Pension Protection Act Zone Status	Green	[4]	Green	[4]
FIP/RP Status Pending/ Implemented	NA	[4]
Surcharge Imposed	No	[4]
Multi employer Plan, Period Contributions	221	[4]	169	[4]	116	[4]
Other funds
Multiemployer Plans [Line Items]
Multi employer Plan, Period Contributions	$ 12,706		$ 12,394		$ 11,771

[1]	Over 60% of the Company's participants in this fund are covered by a single CBA that expires on 6/30/2015.
[2]	Over 90% of the Company's participants in this fund are covered by a single CBA that expires on 6/30/2015.
[3]	During fiscal 2013, the Company negotiated with a union to discontinue its participation in this fund.
[4]	Over 75% of the Company's participants in this fund are covered by a single CBA that expires on 1/26/2016.